Significant Accounting Policies - Depreciation is Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Leasehold improvements	term of the lease
Computer Equipment and Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Furniture and Fixture [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years
Building [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	20 years
Minimum [Member] | Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	4 years
Maximum [Member] | Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years